Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Royce Quant Small-Cap Quality Value ETF
Shareholder Report [Line Items]
Fund Name	Royce Quant Small-Cap Quality Value ETF
Class Name	Royce Quant Small-Cap Quality Value ETF
Trading Symbol	SQLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Quant Small-Cap Quality Value ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Royce Quant Small-Cap Quality Value ETF	$58	0.60%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Royce Quant Small-Cap Quality Value ETF returned -7.96%. The Fund compares its performance to the Russell 2000 Index, which returned -4.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in financials and information technology (IT) sectors contributed most to relative performance.
↑	At the industry level, software (IT), banks (financials), and biotechnology (health care) contributed most to relative performance.
↑	At the position level, Argan (industrials), InterDigital (IT), and Bread Financial Holdings (financials) contributed most to relative performance.

Top detractors from performance:
↓	Stock selection in industrials, stock selection and an underweight in real estate, and stock selection in communication services sectors detracted most from relative performance.
↓	At the industry level, machinery (industrials), oil, gas & consumable fuels (energy), and health care equipment & supplies (health care) detracted most from relative performance.
↓	At the position level, Owens & Minor (health care), CVR Energy (energy), and ODP (consumer discretionary) detracted most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (7/12/2017)
Royce Quant Small-Cap Quality Value ETF (NAV)	-7.96	17.56	6.71
Russell 3000 Index	7.22	18.18	12.58
Russell 2000 Index	-4.01	13.27	5.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 08, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 24,545,726
Holdings Count | $ / shares	275	[1]
Advisory Fees Paid, Amount	$ 168,663
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$24,545,726
Total Number of Portfolio Holdings*	275
Total Management Fee Paid (based on a unitary fee)	$168,663
Portfolio Turnover Rate	44%
[1]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective October 8, 2024, shareholders of the Fund approved a change to the Fund’s fundamental investment policy regarding industry concentration.
Also effective October 8, 2024, shareholders of the Fund approved the Fund’s use of a “manager of managers” structure whereby the Fund’s investment manager can appoint and replace both affiliated and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to approval by the Fund’s Board of Trustees but without obtaining prior shareholder approval.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.